USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
DEAR STOCKHOLDERS:

  The USF&G Pacholder Fund, Inc. (the "Fund") recorded a total return of 1.98% during the first quarter ended March 31, 1997, compared to the CS First Boston High Yield Index(TM) of 1.47%, exceeding our benchmark index by 51 basis points (0.51%).

 The First Quarter in Review

  During the first two months of the quarter, the high yield market continued the trend of spread contraction that started in the beginning of 1996. This was caused by very strong demand for high yield bonds from all types of buyers. However, the trend reversed itself in March, giving back some of the total re-turn from the first two months. We view this spread widening, spread being the premium that bond buyers receive for taking credit risk, as a healthy and much needed correction in the high yield market.

  The market was driven primarily by the increase in interest rates and a re-valuation of assets in the equity market, primarily small-cap and mid-cap stocks which have not fared as well as the large-cap stocks this year. In addi-tion, fund flows into open-end high yield mutual funds for the month of March were negative for the first time since November 1994. These factors contributed to more realistic valuations for high yield bonds. We believe that the market will continue to be volatile in the coming months; this should present opportu-nities for the Fund to shift some of its defensive assets into more value ori-ented investments as risk and reward characteristics become attractive.

  Lastly, the Fund successfully completed its rights offering during the quar-ter. The offering was oversubscribed and had broad shareholder participation. The offering raised approximately $32.7 million in net proceeds for the Fund on March 14, 1997. In addition, the Fund privately placed a $16 million 7.05% Pre-ferred Stock in conjunction with the rights offering, maintaining the leverage on the Fund below 30%. The Fund closed the first quarter with net assets of ap-proximately $167 million. We invested a significant portion of the proceeds from the rights offering and the placement of the preferred stock in relatively high coupon, short duration investments due to our view that the market was somewhat overbought.

  We believe the Fund is well positioned in the current market environment and we will continue to pursue our goal of attaining superior long term performance in the high yield market.

 Performance Summary

  The performance of the Fund as compared to the Index is illustrated in the following table.


-------------------------------------------------------------
                PERFORMANCE COMPARISON*
        (FOR THE THREE MONTHS ENDED MARCH 31, 1997
-------------------------------------------------------------
                                                    SINCE
                                          THREE   INCEPTION**
                                          MONTHS  (ANNUALIZED)
-------------------------------------------------------------

USF&G PACHOLDER FUND, INC.***              1.98%     12.48%
-------------------------------------------------------------
CS FIRST BOSTON HIGH YIELD INDEX(TM)       1.47%     11.54%
-------------------------------------------------------------

* The CS First Boston High Yield Index/(TM)/ is an unmanaged index that is widely used as a measurement of high yield market performance. These figures assume reinvestment of interest, dividends and capital gains distributions. Past performance is no guarantee of future results.
**  Inception date--November 11, 1988.
*** Return based on Net Asset Value.


  We thank you for your support of the Fund and look forward to continuing to serve your investment needs in the future.

Sincerely,

/s/ Anthony L. Longi, Jr.

Anthony L. Longi, Jr.
President

April 28, 1997

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
MARCH 31, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       PERCENT
                                                    PAR                OF NET
DESCRIPTION                                        (000)     VALUE     ASSETS
------------------------------------------------------------------------------

CORPORATE DEBT SECURITIES -- 97.6%
AEROSPACE & DEFENSE -- 0.5%
Greenwich Air, Sr Nt, 10.5%, 6/1/06                $  750 $    862,500   0.5%
                                                          ------------   ---
AUTO PARTS & EQUIPMENT -- 1.9%
APS Inc., Co Gtd, 11.875%, 1/15/06                  1,000    1,002,500   0.6
JPS Automotive Products Corp., Sr Nt, 11.125%,
 6/15/01                                            1,350    1,471,500   0.9
LDM Technologies, Inc., Sr Sub Nt, 10.75%,
 1/15/07/2/                                           625      634,375   0.4
                                                          ------------   ---
                                                             3,108,375   1.9
BEVERAGE & TOBACCO -- 0.5%
Consolidated Cigar Aquisition Corp., Sr Sub Nt,
 10.5%, 3/1/03                                        800      836,000   0.5
                                                          ------------   ---
BROADCAST RADIO & TV -- 4.9%
Argyle Television Inc., Sr Sub Nt,
 9.75%, 11/1/05                                       750      772,500   0.5
Granite Broadcasting Corp., Sr Sub Nt, 10.375%,
 5/15/05                                            1,200    1,200,000   0.7
Heritage Media Services, Sr Sub Nt, 11%, 10/1/02    1,000    1,065,000   0.6
Heritage Media Services, Sr Nt,
 11%, 6/15/02                                       1,500    1,593,750   1.0
Sinclair Broadcasting Group, Sr Sub Nt, 10%,
 12/15/03                                           1,000    1,002,500   0.6
Spanish Broadcasting System, Sr Nt, 7.5/12.5%,
 6/15/02                                              500      536,250   0.3
Spanish Broadcasting System, Sr Nt, 11%,
 3/15/04/2/                                         1,000      995,000   0.6
Young Broadcasting Inc., Sr Sub Nt, 9%, 1/15/06     1,000      950,000   0.6
                                                          ------------   ---
                                                             8,115,000   4.9
BUILDING -- 4.0%
Atrium Companies Inc., Sr Sub Nt, 10.5%,
 11/15/06/2/                                        1,000      995,000   0.6
Collins & Aikman Floor Coverings, Sr Sub Nt, 10%,
 1/15/07/2/                                         2,000    1,975,000   1.2
Harrow Industries Inc., Sr Sub Deb, 12.375%,
 4/15/02                                            1,378    1,364,220   0.8
Nortek, Inc., Sr Nt, 9.25%, 3/15/07/2/                500      492,500   0.3
Riverside Group Inc., Sub Nt,
 13%, 9/30/99/3/                                    1,000      900,000   0.5
Triangle Pacific Corp., Sr Nt,
 10.5%, 8/1/03                                      1,000    1,062,500   0.6
                                                          ------------   ---
                                                             6,789,220   4.0

                                                                        PERCENT
                                                     PAR                OF NET
DESCRIPTION                                         (000)     VALUE     ASSETS
-------------------------------------------------------------------------------

BUSINESS SERVICES & EQUIPMENT -- 8.5%
Computervision Corp., Sr Sub Nt, 11.375%, 8/15/99   $2,000  $ 2,060,000   1.2%
Corporate Express, Inc., Sr Conv Nt, 4.5%, 7/1/00    2,000    1,692,500   1.0
Day International Group Inc., Sr Sub Nt, 11.125%,
 6/1/05                                              1,000    1,042,500   0.6
Knoll Inc., Sr Sub Nt,10.875%, 3/15/06               1,000    1,095,000   0.7
Loomis Fargo & Co, Sr Sub Nt,
 10%, 1/15/04/2/                                       750      758,438   0.5
National Fiberstok Corp., Sr Nt, 11.625%, 6/15/02    1,000    1,015,000   0.6
Pen-Tab Industries, Inc., Sr Sub Nt, 10.875%,
 2/1/07/2/                                           1,650    1,637,625   1.0
Pierce Leahy Corp., Sr Sub Nt, 11.125%, 7/15/06      1,000    1,087,500   0.7
San Jacinto Holdings, Sr Sub Nt,
 12%, 12/31/02                                       2,000    1,460,000   0.9
Unisys Corp., Sr Nt, 11.75%, 10/15/04                  750      780,000   0.5
United Stationer Supply, Sr Nt,
 12.75%, 5/1/05                                      1,250    1,400,000   0.8
                                                           ------------   ---
                                                             14,028,563   8.5
CABLE TELEVISION -- 5.2%
Cablevision Systems Corp., Sr Sub Nt, 9.25%,
 11/1/05                                               500      481,250   0.3
Falcon Holding Group L.P., Sr Sub Nt, 11%, 9/15/03     528      462,881   0.3
Fundy Cable Ltd., Sr Nt,
 11%, 11/15/05                                       1,500    1,545,000   0.9
Jones Intercable, Sr Sub Deb,
 11.5%, 7/15/04                                      2,000    2,140,000   1.3
Marcus Cable Company, LP, Sr Debs, 11.875%,
 10/1/05                                             2,000    2,070,000   1.2
Optel, Inc., Sr Nt w/ warrant,
 13%, 2/15/05/2/                                       500      457,500   0.3
Rifkin Acq. Partners LP, Sr Sub Nt, 11.125%,
 1/15/06                                             1,500    1,533,750   0.9
                                                           ------------   ---
                                                              8,690,381   5.2
CHEMICALS/PLASTIC -- 6.9%
Applied Extrustion Technologies Inc., Sr Unsecd
 Nt, 11.5%, 4/1/02                                   1,500    1,552,500   0.9
Berry Plastics Corp., Sr Sub Nt, 12.25%, 4/15/04     1,400    1,536,500   0.9
Calmar Inc., Sr Sub Nt,
 11.5%, 8/15/05                                      1,500    1,526,250   0.9
Envirodyne Industries, Inc., Sr Nt, 10.25%,
 12/1/01                                               800      774,000   0.5

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       PERCENT
                                                     PAR               OF NET
DESCRIPTION                                         (000)     VALUE    ASSETS
------------------------------------------------------------------------------
CHEMICALS/PLASTIC (continued)
Envirodyne Industries, Inc., Sr Nt,
 12%, 6/15/00                                       $1,500 $ 1,612,500   1.0%
Plastic Specialties & Technologies Inc., Sr Nt,
 11.25%, 12/1/03                                     2,000   2,160,000   1.3
Portola Packaging Inc., Sr Nt,
 10.75%, 10/1/05                                     1,250   1,253,125   0.8
Printpack Inc., Sr Sub Nt,
 10.625%, 8/15/06                                    1,000   1,042,500   0.6
                                                           -----------   ---
                                                            11,457,375   6.9
CLOTHING & TEXTILE -- 1.2%
PT Polysindo, Co Gtd, 11.375%, 6/15/06               1,000   1,070,000   0.6
Tultex Corp, Sr Nt, 10.625%, 3/15/05                 1,000   1,060,000   0.6
                                                           -----------   ---
                                                             2,130,000   1.2
CONGLOMERATE -- 1.9%
Interlake Corp., Sr Sub Deb,
 12.125%, 3/1/02                                     2,650   2,736,125   1.6
Siebe Inc., Sr Sec Nt, 11.22%, 1/29/01/3/              435     434,682   0.3
                                                           -----------   ---
                                                             3,170,807   1.9
CONTAINERS/GLASS PRODUCTS -- 2.3%
Owens Illinois, Inc., Sr Amortizing Nt,
 11%, 12/1/03                                        2,000   2,215,000   1.3
Silgan Corp., Sr Sub Nt, 11.75%, 6/15/02             1,250   1,326,563   0.8
U.S. Can Corp., Sr Sub Nt,
 10.125%, 10/15/06                                     350     364,000   0.2
                                                           -----------   ---
                                                             3,905,563   2.3
COSMETICS/TOILETRIES -- 1.9%
Chattem Inc., Sr Sub Nt, 12.75%, 6/15/04             1,200   1,305,000   0.8
JB Williams Holdings Inc., Sr Nt,
 12%, 3/1/04                                         1,000   1,002,500   0.6
Remington Product Co. LLC, Sr Sub Nt, 11%, 5/15/06     500     415,000   0.2
Revlon Corporation, Sr Disc Nt,
 0/10.75%, 3/15/01/2/                                  750     466,875   0.3
                                                           -----------   ---
                                                             3,189,375   1.9
DRUGS -- 0.6%
Twin Laboratories, Inc., Co Gtd,
 10.25%, 5/15/06                                     1,000   1,015,000   0.6
                                                           -----------   ---
ECOLOGICAL SERVICES & EQUIPMENT -- 1.3%
ICF Kaiser International Inc., Sr Sub Nt 13%,
 12/31/03                                            1,500   1,413,750   0.8
Norcal Waste Systems, Co Gtd,
 13%, 11/15/05                                         750     832,500   0.5
                                                           -----------   ---
                                                             2,246,250   1.3

                                                                      PERCENT
                                                     PAR              OF NET
DESCRIPTION                                         (000)    VALUE    ASSETS
-----------------------------------------------------------------------------
ELECTRONICS/ELECTRIC -- 1.6%
Celestica International, Sr Sub Nt,
 10.5%, 12/31/06/2/                                 $  500 $  526,250   0.3%
Communications & Power Industries, Sr Sub Nt, 12%,
 8/1/05                                              1,000  1,107,500   0.7
EV International, Inc., Sr Sub Nt,
 11%, 3/15/07/2/                                       500    500,000   0.3
Plantronics Inc., Sr Nt, 10%, 1/15/01                  420    436,800   0.3
                                                           ----------   ---
                                                            2,570,550   1.6
EQUIPMENT LEASING -- 0.9%
Coinmach Corp., Sr Nt,
 11.75%, 11/15/05                                    1,450  1,580,500   0.9
                                                           ----------   ---
FARMING & AGRICULTURE -- 1.2%
Darling International Inc., Sr Sub Nt,
 11%, 7/15/00                                        2,000  1,980,000   1.2
                                                           ----------   ---
FINANCIAL INTERMEDIARIES -- 1.8%
Amresco, Inc., Sr Nt, 8.75%, 7/1/99                  1,000    993,750   0.6
Amresco, Inc., Sr Sub Nt, 10%, 3/15/04               2,000  1,967,500   1.2
                                                           ----------   ---
                                                            2,961,250   1.8
FOOD/DRUG RETAILERS -- 2.2%
Bruno's Inc., Sr Sub Nt, 10.5%, 8/1/05               1,500  1,524,375   0.9
Jitney-Jungle Stores, Co Gtd,
 12%, 3/1/06                                           900    951,750   0.6
Pueblo Xtra International, Inc., Sr Nt,
 9.5%, 8/1/03                                        1,250  1,190,625   0.7
                                                           ----------   ---
                                                            3,666,750   2.2
FOOD SERVICE -- 5.9%
CFP Holdings, Inc., Sr Nt,
 11.625%, 1/15/04/2/                                 1,000  1,020,000   0.6
Carrols Corp., Sr Nt, 11.5%, 8/15/03                 2,750  2,894,375   1.7
Gorges/Quick To Fix Foods, Sr Sub Nt, 11.5%,
 12/1/06/2/                                          1,000  1,015,000   0.6
Great American Cookie Co., Sr Nt,
 10.875%, 1/15/01                                    1,750  1,680,000   1.0
Host Marriott Travel Plaza, Sr Nt,
 9.5%, 5/15/05                                       1,250  1,265,625   0.8
Specialty Foods Corp., Sr Nt,
 10.25%, 8/15/01                                       500    486,250   0.3
Specialty Foods Corp., Sr Nt,
 11.125%, 10/1/02                                    1,500  1,496,250   0.9
                                                           ----------   ---
                                                            9,857,500   5.9

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1997
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        PERCENT
                                                        PAR             OF NET
DESCRIPTION                                            (000)    VALUE   ASSETS
-------------------------------------------------------------------------------
FOREST PRODUCTS -- 3.8%
APP International Finance, Gtd Sec Nt, 11.75%,
 10/1/05                                               $  500 $ 530,000   0.3%
Crown Paper Company, Sr Sub Nt,
 11%, 9/1/05                                            1,000   922,500   0.6
FSW International, Sr Nt, 12.5%, 11/1/06                1,000 1,010,000   0.6
Fonda Group, Inc., Sr Sub Nt, 9.5%, 3/1/07/2/           1,000   945,000   0.6
Gaylord Container Corp., Sr Sub Debs, 12.75%, 5/15/05   1,250 1,362,500   0.8
Stone Container Corp., Sr Nt,
 11.875%, 8/1/16                                        1,500 1,522,500   0.9
                                                              ---------   ---
                                                              6,292,500   3.8
HEALTH CARE -- 1.4%
Dade International Inc., Sr Sub Nt,
 11.125%, 5/1/06                                        1,250 1,396,875   0.8
Maxxim Medical, Co Gtd, 10.5%, 8/1/06                   1,000 1,027,500   0.6
                                                              ---------   ---
                                                              2,424,375   1.4
HOME FURNISHINGS -- 0.3%
Decorative Home Accents, Inc., Sr Nt,
 13%, 6/30/02                                           1,000   535,000   0.3
                                                              ---------   ---
HOTEL & CASINOS -- 4.8%
Alliance Gaming Corp., Sr Secd Nt,
 12.875%, 6/30/03                                         900   972,000   0.6
Casino America, Inc., Sr Nt, 12.5%, 8/1/03              1,000   962,500   0.6
Casino Magic-LA, 1st Mtg, 13%, 8/15/03/2/                 900   861,750   0.5
Courtyard by Marriott, Sr Nt,
 10.75%, 2/1/08                                         1,000 1,023,750   0.6
HMC Acquisition Properties, Sr Nt,
 9%, 12/15/07                                             750   744,375   0.4
Majestic Star Casino LLC, Sr Nt,
 12.75%, 5/15/03                                          500   540,000   0.3
Prime Hospitality Corp., Sr Sub Nt,
 9.75%, 4/1/07/2/                                       1,000 1,003,750   0.6
Showboat Marina Casino, 1st Mtg,
 13.5%, 3/15/03                                           500   552,500   0.3
Trump Atlantic City, Co Gtd, 11.25%, 5/1/06             1,750 1,579,375   0.9
                                                              ---------   ---
                                                              8,240,000   4.8
INDUSTRIAL EQUIPMENT -- 3.4%
Hawk Corp., Sr Nt, 10.25%, 12/1/03/2/                   1,000 1,002,500   0.6
International Knife & Saw, Sr Sub Nt, 11.375%,
 11/15/06                                               2,000 2,045,100   1.2
Packard Biosciences Company, Sr Sub Nt, 9.375%,
 3/1/07/2/                                                500   488,125   0.3
Specialty Equipment Co., Sr Sub Nt,
 11.375%, 12/1/03                                       1,750 1,885,625   1.1
Tokheim Corp., Sr Sub Nt, 11.5%, 8/1/06                   250   261,250   0.2
                                                              ---------   ---
                                                              5,682,600   3.4

                                                                      PERCENT
                                                     PAR              OF NET
DESCRIPTION                                         (000)    VALUE    ASSETS
-----------------------------------------------------------------------------
LEISURE -- 6.0%
Booth Creek Ski Hldgs, Sr Nt,
 12.5%, 3/15/07/2/                                  $2,000 $1,950,000   1.2%
E&S Holdings Corp., Sr Sub Nt,
 10.375%, 10/1/06                                    1,000  1,025,000   0.6
Guitar Center Mgmt., Sr Nt, 11%, 7/1/06              2,280  2,485,200   1.5
Hines Horticulture Inc., Sr Sub Nt,
 11.75%, 10/15/05                                    1,500  1,620,000   1.0
Selmer Company Inc., Sr Sub Nt,
 11%, 5/15/05                                        1,500  1,631,250   1.0
Stuart Entertainment, Sr Sub Nt,
 12.5%, 11/15/04/2/                                  1,250  1,121,875   0.7
                                                           ----------   ---
                                                            9,833,325   6.0
NON-FERROUS METALS -- 1.7%
Easco Corp., Sr Nt, 10%, 3/15/01                     1,000    990,000   0.6
Echo Bay Mines Ltd., Jr Sub Debs,
 11%, 4/1/27                                           750    757,500   0.5
Renco Metals Inc., Sr Nt, 11.5%, 7/1/03              1,000  1,040,000   0.6
                                                           ----------   ---
                                                            2,787,500   1.7
OIL & GAS -- 4.1%
Flores & Rucks, Inc., Sr Nt,
 13.5%, 12/1/04                                      2,265  2,661,375   1.6
Giant Industries Inc., Sr Sub Nt,
 9.75%, 11/15/03                                     1,000  1,007,500   0.6
Global Marine, Inc., Sr Nt,
 12.75%, 12/15/99                                    1,000  1,058,750   0.6
Transamerican Refining, 1st Mtg,
 0/18%, 2/15/02                                        500    461,250   0.3
Transamerican Refining, 1st Mtg,
 16.5%, 2/15/02                                        650    702,000   0.4
United Refining Corp., Sr Nt w/warrant, 13.5%,
 12/31/03/2/                                         1,000    920,000   0.6
                                                           ----------   ---
                                                            6,810,875   4.1
PUBLISHING -- 2.3%
Adams Outdoor Advertising, Sr Nt,
 10.75%, 3/15/06                                       750    781,875   0.5
Outdoor Systems Inc., Sr Sub Nt,
 9.375%, 10/15/06                                      500    493,750   0.3
Petersen Publishing, Sr Sub Nt,
 11.125%, 11/15/06                                   1,000  1,055,000   0.6
Universal Outdoor Inc., Sr Sub Nt,
 9.75%, 10/15/06                                     1,000  1,007,500   0.6
Universal Outdoor Inc. Series B, Sr Sub Nt, 9.75%,
 10/15/06/2/                                           500    491,250   0.3
                                                           ----------   ---
                                                            3,829,375   2.3

USF&G PACHOLDER FUND, INC.
-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONCLUDED)
MARCH 31, 1997
(UNAUDITED)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                                       PERCENT
                                                      PAR              OF NET
DESCRIPTION                                          (000)    VALUE    ASSETS
------------------------------------------------------------------------------
RETAILERS -- 2.6%
Braun's Fashions Corp., Sr Nt,
 12%, 1/1/05                                         $  750 $  560,625   0.3%
Central Tractor Farm & Country, Sr Nt, 10.625%,
 4/1/07                                                 750    750,938   0.4
Herff Jones Inc., Sr Sub Nt, 11%, 8/15/05             1,000  1,077,500   0.6
Michaels Stores, Inc., Sr Nt,
 10.875%, 6/15/06                                     1,200  1,227,000   0.7
Travelcenters of America, Sr Sub Nt, 10.25%,
 4/1/07/2/                                            1,000    982,500   0.6
                                                            ----------   ---
                                                             4,598,563   2.6
STEEL -- 0.9%
Algoma Steel Inc., 1st Mtg,
 12.375%, 7/15/05                                     1,000  1,070,000   0.6
Gulf States Steel--Alabama, 1st Mtg, 13.5%, 4/15/03     500    476,250   0.3
                                                            ----------   ---
                                                             1,546,250   0.9
TRANSPORTATION -- 4.5%
Atlantic Express Transportation Corp., Co Gtd,
 10.75%, 2/1/04/2/                                      500    503,750   0.3
Greyhound Lines, Inc., Debs,
 10%, 7/31/01                                         2,600  2,678,000   1.6
Moran Transport Co., 1st Mtg,
 11.75%, 7/15/04                                      1,500  1,638,750   1.0
Trism Inc., Sr Sub Nt, 10.75%, 12/15/00               1,400  1,256,500   0.8
Teekay Shipping, Sr Sec Nt,
 9.625%, 7/15/03                                      1,250  1,268,750   0.8
                                                            ----------   ---
                                                             7,345,750   4.5
TELECOMMUNICATIONS/CELLULAR
COMMUNICATION -- 6.6%
Advanced Radio Telecom Corp., Sr Nt
 w/warrant, 14%, 2/15/07                                850    926,500   0.6
Globalstar Telecommunications, Ltd., Sr Nt
 w/warrant, 11.375%, 2/15/04/2/                       1,000    980,000   0.6
McCaw International Ltd., Sr Disc Nt
 w/warrant, 0/13%, 4/15/07/2/                         1,750    822,500   0.5
Metrocall Inc., Sr Sub Nt,
 10.375%, 10/1/07                                     2,550  2,040,000   1.2
Mobilemedia Corp., Sr Sub Nt,
 0/10.5%, 12/1/03                                     1,450    261,000   0.2
Mobilemedia Corp., Sr Sub Nt,
 9.375%, 11/1/07                                      1,250    275,000   0.2
Nextlink Communications, Sr Nt,
 12.5%, 4/15/06                                       1,500  1,511,250   0.9

                                                SHARES/               PERCENT
                                                  PAR                 OF NET
DESCRIPTION                                      (000)     VALUE      ASSETS
-----------------------------------------------------------------------------
TELECOMMUNICATIONS/CELLULAR
COMMUNICATION (continued)
Orion Network Systems, Inc., Sr Nt
 w/warrant, 11.25%, 1/15/07                     $   750 $    738,750     0.4%
Western Wireless, Sr Sub Nt,
 10.5%, 2/1/07                                    1,000      990,000     0.6
Winstar Equipment Corp., Co Gtd Sr Sec, 12.5%,
 3/15/04/2/                                       2,500    2,400,000     1.4
                                                        ------------   -----
                                                          10,945,000     6.6
TOTAL CORPORATE DEBT SECURITIES
 (amortized cost $161,357,900)                           163,032,072    97.6
                                                        ------------   -----
EQUITY INVESTMENTS -- 0.1%
Data Documents, Common Stock/1/                  22,596      225,960     0.1
Gulf States Steel, Warrants 4/15/03/1/              500          250     0.0
ICF Kaiser International, Warrants 12/31/98/1/    7,200        1,800     0.0
Sabreliner Corp., Warrants 4/15/03/1/               500        2,500     0.0
San Jacinto Holdings, Common Stock/1/             2,246        4,492     0.0
                                                        ------------   -----
TOTAL EQUITY INVESTMENTS
 (cost $2,535)                                               235,002     0.1
TOTAL INVESTMENTS
 (amortized cost $161,360,435)                          $163,267,074    97.7
OTHER ASSETS IN EXCESS OF LIABILITIES                      3,779,475     2.3
                                                        ------------   -----
NET ASSETS                                              $167,046,549   100.0%
LESS: OUTSTANDING PREFERRED STOCK                        (49,000,000)
                                                        ------------
NET ASSETS APPLICABLE TO 7,078,136 SHARES OF COMMON
 STOCK OUTSTANDING                                      $118,046,549
                                                        ============
NET ASSET VALUE PER COMMON SHARE ($118,046,549 /
 7,078,136)                                                   $16.68
                                                        ============

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/1/ Non-income producing security.
/2/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $25,946,563 or 15.5% of net assets.
/3/ Board valued security. These securities amounted to $1,334,682 or 0.8% of net assets.

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
                           Dividend Reinvestment Plan

The Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Fifth Third Bank Corporate Trust Services, 38 Fountain Square Plaza MD-1090F5, Cincinnati, Ohio 45263, (800) 837-2755.

                                 -------------

This report is sent to the shareholders of USF&G Pacholder Fund, Inc. for their information. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

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

--------------------------------------------------------------------------------

                                     USF&G
                              PACHOLDER FUND, INC.



                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

--------------------------------------------------------------------------------
                                     USF&G
                              PACHOLDER FUND, INC.
--------------------------------------------------------------------------------

                             DIRECTORS AND OFFICERS

 Asher O. Pacholder                             John C. Sweeney
 Chairman                                       Director

 Anthony L. Longi, Jr.                          John F. Williamson
 President                                      Director

 William J. Morgan                              George D. Woodard
 Director and Treasurer                         Director

 James P. Shanahan, Jr.                         James E. Gibson
 Director and Secretary                         Senior Vice President

 Daniel A. Grant                                Mark H. Prenger
 Director                                       Assistant Treasurer

                              INVESTMENT OBJECTIVE
             A closed-end fund seeking a high level of total return
               through current income and capital appreciation by
      investing primarily in high yield, high risk fixed-income securities of domestic companies.

                               INVESTMENT ADVISOR
                              Pacholder & Company

                                 ADMINISTRATOR
                    Kenwood Administrative Management, L.P.

                                   CUSTODIAN
                                Star Bank, N.A.

                                 TRANSFER AGENT
                                Fifth Third Bank

                                 LEGAL COUNSEL
                             Piper & Marbury L.L.P.

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP

                               EXECUTIVE OFFICES
                           USF&G Pacholder Fund, Inc.
                                Bank One Towers
                              8044 Montgomery Road
                                   Suite 382
                             Cincinnati, Ohio 45236
                                  513-985-3200